Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Each fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to obtain current income, exempt from federal income taxes by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Treasury Fund

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 18.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 2.7%
8/16/01	4.92%	$ 50,000,000	$ 49,286,667
11/1/01	3.93	25,000,000	24,512,771
			73,799,438
U.S. Treasury Notes - 2.7%
6/30/01	4.65	25,000,000	25,038,167
7/31/01	4.64	25,000,000	25,118,898
2/28/02	3.98	25,000,000	25,487,305
			75,644,370
U.S. Treasury Notes - Principal Strips - 12.9%
5/15/01	6.30	50,000,000	49,882,652
5/15/01	6.40	10,000,000	9,976,276
5/15/01	6.42	20,000,000	19,952,597
5/15/01	6.43	10,000,000	9,976,291
5/15/01	6.45	35,000,000	34,916,792
5/15/01	6.47	25,000,000	24,940,349
7/31/01	6.53	64,800,000	63,780,865
8/15/01	5.24	25,000,000	24,626,374
8/15/01	6.29	25,000,000	24,562,512
8/15/01	6.30	10,000,000	9,823,526
8/15/01	6.31	5,000,000	4,911,691
8/15/01	6.37	50,000,000	49,108,928
9/30/01	6.53	25,000,000	24,348,626
11/15/01	4.18	10,000,000	9,775,691
			360,583,170
TOTAL U.S. TREASURY OBLIGATIONS			510,026,978
Repurchase Agreements - 83.4%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Treasury Obligations) dated:
3/13/01 due 6/11/01 At 4.83%	$ 50,603,750	$ 50,000,000
3/14/01 due 6/11/01 At 4.83%	50,597,042	50,000,000
3/22/01 due 5/21/01 At 4.72%	50,393,333	50,000,000
3/26/01 due 5/22/01 At 4.70%	50,372,083	50,000,000
3/27/01 due 6/25/01 At 4.58%	50,572,500	50,000,000
3/30/01 due 5/30/01 At 4.71%	75,598,563	75,000,000
4/5/01 due 6/5/01 At 4.66%	70,552,728	70,000,000
4/17/01 due 5/15/01 At 4.79%	75,279,417	75,000,000
4/30/01 due 5/1/01 At:
4.52%	1,817,227,909	1,817,000,000
4.52%	37,859,757	37,855,000
TOTAL REPURCHASE AGREEMENTS		2,324,855,000
TOTAL INVESTMENT PORTFOLIO - 101.7%	2,834,881,978
NET OTHER ASSETS - (1.7)%	(46,717,146)
NET ASSETS - 100%	$ 2,788,164,832
Total Cost for Income Tax Purposes $ 2,834,881,978
Income Tax Information
At October 31, 2000, the fund had a capital loss carryforward of approximately $149,000 of which $101,000 and $48,000 will expire on October 31, 2001 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,324,855,000) - See accompanying schedule		$ 2,834,881,978
Receivable for investments sold		25,700,747
Receivable for fund shares sold		31,749,424
Interest receivable		3,458,567
Total assets		2,895,790,716
Liabilities
Payable to custodian bank	$ 234
Payable for investments purchased	75,974,600
Payable for fund shares redeemed	26,494,113
Distributions payable	3,298,319
Accrued management fee	344,256
Distribution fees payable	993,883
Other payables and accrued expenses	520,479
Total liabilities		107,625,884
Net Assets		$ 2,788,164,832
Net Assets consist of:
Paid in capital		$ 2,788,143,233
Accumulated net realized gain (loss) on investments		21,599
Net Assets		$ 2,788,164,832
Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,347,155,503 ÷ 1,347,120,022 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,170,643,905 ÷ 1,170,613,072 shares)		$1.00
Advisor B Class: Net Asset Value and offering price per share ($182,178,030 ÷ 182,173,232 shares) A		$1.00
Advisor C Class: Net Asset Value and offering price per share ($88,187,394 ÷ 88,185,071 shares) A		$1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 78,252,775
Expenses
Management fee	$ 3,347,012
Transfer agent fees	2,834,006
Distribution fees	5,603,244
Accounting fees and expenses	119,534
Non-interested trustees' compensation	2,291
Custodian fees and expenses	2,992
Registration fees	872,013
Audit	15,539
Legal	5,288
Miscellaneous	6,610
Total expenses before reductions	12,808,529
Expense reductions	(1,473,384)	11,335,145
Net investment income		66,917,630
Net Realized Gain (Loss) on Investments		170,359
Net increase in net assets resulting from operations		$ 67,087,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 66,917,630	$ 130,600,627
Net realized gain (loss)	170,359	298,729
Net increase (decrease) in net assets resulting from operations	67,087,989	130,899,356
Distributions to shareholders from net investment income	(66,917,630)	(130,600,627)
Share transactions net increase (decrease)	177,017,370	107,023,809
Total increase (decrease) in net assets	177,187,729	107,322,538
Net Assets
Beginning of period	2,610,977,103	2,503,654,565
End of period	$ 2,788,164,832	$ 2,610,977,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.026	.053	.043	.049	.049	.012	.049
Less Distributions
From net investment income	(.026)	(.053)	(.043)	(.049)	(.049)	(.012)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.61%	5.48%	4.38%	5.04%	4.97%	1.19%	5.06%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,347	$ 1,250	$ 1,335	$ 1,261	$ 1,284	$ 1,801	$ 1,801
Ratio of expenses to average net assets	.70% A, D	.69% D	.65% D	.65% D	.65% D	.65% A, D	.65% D
Ratio of net investment income to average net assets	5.20% A	5.32%	4.30%	4.93%	4.88%	4.66% A	4.94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E Three months ended October 31, 1996

F Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.025	.051	.040	.047	.000134
Less Distributions
From net investment income	(.025)	(.051)	(.040)	(.047)	(.000134)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	2.48%	5.22%	4.12%	4.78%	.01%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,171	$ 1,175	$ 950	$ 480	$ 265
Ratio of expenses to average net assets	.95% A, D	.94% D	.90% D	.90% D	.90% A, D
Ratio of net investment income to average net assets	4.96% A	5.12%	4.06%	4.67%	4.93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For October 31, 1997 (commencement of sale of Capital Reserves Class).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.022	.046	.035	.042	.041	.010	.043
Less Distributions
From net investment income	(.022)	(.046)	(.035)	(.042)	(.041)	(.010)	(.043)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.23%	4.69%	3.61%	4.26%	4.20%	1.01%	4.33%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 182	$ 117	$ 157	$ 76	$ 46	$ 20	$ 40
Ratio of expenses to average net assets	1.45% A, D	1.44% D	1.40% D	1.40% D	1.39% D	1.35% A, D	1.35% D
Ratio of net investment income to average net assets	4.39% A	4.56%	3.60%	4.16%	4.24%	3.96% A	4.13%

A Annualized

B Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E Three months ended October 31, 1996

F Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.022	.046	.035	.041
Less Distributions
From net investment income	(.022)	(.046)	(.035)	(.041)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.23%	4.69%	3.61%	4.22%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 88	$ 69	$ 62	$ 16
Ratio of expenses to average net assets	1.45% A, D	1.44% D	1.40% D	1.40% A, D
Ratio of net investment income to average net assets	4.43% A	4.62%	3.61%	4.24% A

A Annualized

B Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For the period November 3, 1997 (commencement of sale of Advisor C Class shares) to October 31, 1998.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 32.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.3%
First Union National Bank, North Carolina
5/15/01	7.35%	$ 30,000,000	$ 30,000,000
London Branch, Eurodollar, Foreign Banks - 16.3%
Abbey National Treasury Services PLC
6/18/01	4.83	30,000,000	30,000,198
8/20/01	5.21	105,000,000	105,000,000
Barclays Bank PLC
5/7/01	5.30	100,000,000	100,000,000
5/8/01	5.00	200,000,000	199,999,997
Bayerische Hypo-und Vereinsbank AG
5/24/01	5.44	20,000,000	20,000,000
6/15/01	4.96	50,000,000	50,000,000
6/19/01	4.81	15,000,000	15,000,000
6/25/01	5.38	20,000,000	20,000,000
Credit Agricole Indosuez
5/15/01	4.92	35,000,000	35,001,286
Deutsche Bank AG
5/7/01	5.09	135,000,000	135,000,000
Dresdner Bank AG
5/29/01	4.85	100,000,000	100,000,000
Halifax PLC
5/14/01	5.31	30,000,000	30,000,000
6/11/01	4.81	50,000,000	50,000,000
7/5/01	4.76	25,000,000	25,000,000
ING Bank NV
6/5/01	5.01	25,000,000	25,000,000
6/25/01	4.77	105,000,000	105,000,000
Landesbank Baden-Wuerttemberg
5/15/01	5.30	55,000,000	55,000,106
Landesbank Hessen-Thuringen
8/6/01	5.17	50,000,000	49,997,711
Lloyds TSB Bank PLC
8/2/01	5.17	10,000,000	9,998,982
Nationwide Building Society
6/13/01	5.26	45,000,000	45,000,000
Norddeutsche Landesbank Girozentrale
5/8/01	5.30	20,000,000	20,000,000
RaboBank Nederland Coop. Central
5/1/01	4.98	50,000,000	50,000,000
5/7/01	5.09	70,000,000	70,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
RaboBank Nederland Coop. Central - continued
5/8/01	4.95%	$ 30,000,000	$ 30,000,029
Societe Generale
6/19/01	4.84	75,000,000	75,000,000
Svenska Handelsbanken AB
5/14/01	5.31	100,000,000	100,000,089
5/21/01	4.91	75,000,000	75,000,207
			1,624,998,605
New York Branch, Yankee Dollar, Foreign Banks - 15.7%
Bank of Scotland Treasury Services PLC
5/31/01	4.39 (b)	45,000,000	44,992,742
Barclays Bank PLC
5/1/01	4.57 (b)	150,000,000	149,971,339
BNP Paribas SA
5/29/01	4.84	150,000,000	150,000,000
Commerzbank AG
5/15/01	5.30	70,000,000	70,000,000
6/25/01	4.76	45,000,000	45,000,000
6/26/01	4.80	50,000,000	50,000,000
Credit Agricole Indosuez
5/4/01	5.08	100,000,000	100,000,000
Dexia Bank SA
5/9/01	5.30	200,000,000	200,000,000
8/1/01	4.26	70,000,000	70,001,662
Lloyds TSB Bank PLC
5/11/01	4.94	85,000,000	85,000,000
6/18/01	5.28	50,000,000	50,000,000
1/22/02	5.25	10,000,000	10,004,911
Merita Bank PLC
5/8/01	5.10	55,000,000	55,000,000
National Westminster Bank PLC
5/31/01	4.91	50,000,000	50,000,000
6/4/01	4.88	100,000,000	100,000,000
6/14/01	4.98	50,000,000	50,000,000
11/1/01	4.22	40,000,000	39,995,998
Royal Bank of Canada
5/1/01	4.62 (b)	50,000,000	49,996,730
5/2/01	7.00	25,000,000	24,999,987
5/3/01	7.10	25,000,000	24,999,961
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale
5/8/01	5.30%	$ 25,000,000	$ 25,000,000
UBS AG
5/1/01	7.00	130,000,000	130,000,000
			1,574,963,330
TOTAL CERTIFICATES OF DEPOSIT			3,229,961,935
Commercial Paper - 46.9%

ABN-AMRO North America, Inc.
7/2/01	4.74	40,000,000	39,677,600
Amsterdam Funding Corp.
5/3/01	5.03	50,000,000	49,986,083
5/17/01	4.90	50,000,000	49,892,000
5/23/01	4.93	75,000,000	74,775,417
7/3/01	4.72	20,000,000	19,836,550
Asset Securitization Cooperative Corp.
5/17/01	4.89	80,000,000	79,827,556
Associates First Capital BV
5/22/01	4.48	50,000,000	49,869,917
AT&T Corp.
5/21/01	5.08 (b)	60,000,000	59,970,043
Bank of America Corp.
8/3/01	5.20	85,000,000	83,874,742
Bayerische Landesbank Girozentrale
6/13/01	6.35	25,000,000	24,816,354
CIESCO LP
5/24/01	4.94	36,000,000	35,887,070
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/3/01	5.09	50,000,000	49,985,972
5/7/01	5.03	50,000,000	49,958,250
5/14/01	5.02	50,000,000	49,909,722
5/16/01	4.94	50,000,000	49,897,708
5/18/01	5.02	50,000,000	49,881,944
5/18/01	5.04	100,000,000	99,762,944
Citicorp
5/17/01	4.93	60,000,000	59,869,333
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Asset Funding Co.
5/11/01	4.90%	$ 120,000,000	$ 119,837,667
6/11/01	4.82	51,000,000	50,722,362
Corporate Receivables Corp.
5/10/01	5.32	25,000,000	24,967,188
5/29/01	5.29	20,000,000	19,918,800
CXC, Inc.
5/21/01	5.31	100,000,000	99,709,444
5/22/01	5.31	20,000,000	19,938,983
5/30/01	4.91	75,000,000	74,705,771
6/12/01	4.81	100,000,000	99,442,917
6/13/01	5.02	25,000,000	24,852,038
Delaware Funding Corp.
5/25/01	4.89	19,902,000	19,837,650
Den Danske Corp., Inc.
5/2/01	5.10	65,000,000	64,990,864
5/14/01	5.31	15,000,000	14,971,563
6/15/01	6.35	15,000,000	14,884,688
Deutsche Bank Financial, Inc.
5/7/01	6.63	75,000,000	74,919,813
5/11/01	5.46	200,000,000	199,701,667
Dexia Delaware LLC
6/19/01	4.75	50,000,000	49,680,819
6/20/01	4.75	11,000,000	10,928,347
6/28/01	4.82	25,000,000	24,808,076
Edison Asset Securitization LLC
5/17/01	5.07	111,355,000	111,106,555
5/25/01	4.44	50,000,000	49,852,667
5/25/01	4.45	50,194,000	50,045,760
5/31/01	4.91	25,000,000	24,898,542
6/12/01	4.96	50,000,000	49,714,167
Enterprise Funding Corp.
5/15/01	5.02	50,000,000	49,902,778
Ford Credit Europe PLC
5/10/01	5.09	50,000,000	49,936,875
Ford Motor Credit Co.
5/8/01	5.12	35,000,000	34,965,496
5/11/01	5.06	30,000,000	29,958,167
5/11/01	5.10	50,000,000	49,929,861
6/4/01	4.82	50,000,000	49,774,278
6/14/01	4.52	100,000,000	99,451,222
7/17/01	4.52	40,000,000	39,617,567
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Ford Motor Credit Co. - continued
7/19/01	4.45%	$ 40,000,000	$ 39,613,778
Fortis Funding LLC
5/8/01	5.02	25,000,000	24,975,719
8/22/01	5.11	15,000,000	14,765,525
GE Capital International Funding, Inc.
5/8/01	5.32	45,000,000	44,953,975
5/10/01	5.30	105,000,000	104,862,713
General Electric Capital Corp.
5/7/01	5.44	25,000,000	24,977,667
5/8/01	6.21	100,000,000	99,881,972
6/4/01	5.25	40,000,000	39,804,689
6/11/01	4.90	40,000,000	39,779,511
6/15/01	4.79	50,000,000	49,703,125
7/10/01	4.89	50,000,000	49,532,361
7/27/01	4.69	20,000,000	19,776,700
General Electric Capital Services, Inc.
5/18/01	4.86	30,000,000	29,931,717
General Motors Acceptance Corp.
5/2/01	5.46	60,000,000	59,991,033
5/21/01	5.12	35,000,000	34,901,417
5/21/01	5.32	25,000,000	24,927,083
5/30/01	5.18	50,000,000	49,794,181
HVB Finance Delaware, Inc.
5/1/01	5.00	25,000,000	25,000,000
Jupiter Securitization Corp.
5/10/01	5.33	20,000,000	19,973,700
Kitty Hawk Funding Corp.
6/14/01	4.88	20,000,000	19,882,178
Lehman Brothers Holdings, Inc.
8/8/01	5.43	40,000,000	39,419,860
Lloyds TSB Bank PLC
7/23/01	4.25	77,000,000	76,252,608
Lower Colorado River Auth. Rev.
5/9/01	5.12	30,100,000	30,100,000
Montauk Funding Corp.
5/29/01	4.45	50,000,000	49,827,722
New Center Asset Trust
5/17/01	5.10	20,000,000	19,955,111
6/12/01	5.31	50,000,000	49,695,500
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Newport Funding Corp.
7/5/01	4.75%	$ 50,000,000	$ 49,576,597
Nordbanken North America, Inc.
5/15/01	5.33	60,000,000	59,877,267
Park Avenue Receivables Corp.
5/23/01	5.00	25,000,000	24,923,917
RaboBank Nederland Coop. Central
6/29/01	4.81	25,000,000	24,805,382
Salomon Smith Barney Holdings, Inc.
5/7/01	5.44	35,000,000	34,968,733
Santander Finance, Inc.
6/12/01	5.25	10,000,000	9,939,800
Societe Generale NA
7/3/01	4.74	50,000,000	49,590,500
Svenska Handelsbanken, Inc.
5/29/01	4.87	25,000,000	24,906,083
Triple-A One Funding Corp.
6/13/01	4.80	50,000,000	49,715,722
UBS Finance, Inc.
5/21/01	6.40	50,000,000	49,827,222
5/25/01	6.61	75,000,000	74,680,500
Variable Funding Capital Corp.
5/17/01	4.94	40,000,000	39,912,889
5/24/01	5.28	15,000,000	14,950,071
Verizon Global Funding Corp.
5/2/01	5.34	47,500,000	47,493,033
Windmill Funding Corp.
5/3/01	5.04	50,000,000	49,986,056
5/14/01	5.02	100,000,000	99,819,444
5/16/01	4.90	69,000,000	68,860,275
6/6/01	4.88	80,000,000	79,612,000
6/15/01	4.83	75,000,000	74,550,937
TOTAL COMMERCIAL PAPER			4,685,928,070
Federal Agencies - 7.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 3.9%
Agency Coupons - 0.9%
7/25/01	4.21% (b)	$ 60,000,000	$ 59,960,940
12/6/01	6.20	30,000,000	29,991,936
			89,952,876
Discount Notes - 3.0%
5/9/01	5.21	50,000,000	49,942,778
5/17/01	5.25	50,000,000	49,884,889
5/24/01	5.20	65,000,000	64,786,963
5/24/01	6.48	60,000,000	59,759,458
8/2/01	5.08	28,821,000	28,451,707
8/9/01	5.10	55,000,000	54,240,694
			307,066,489
			397,019,365
Federal Home Loan Bank - 0.8%
Discount Notes - 0.8%
7/25/01	4.19	50,000,000	49,510,069
8/8/01	5.08	30,750,000	30,330,993
			79,841,062
Freddie Mac - 2.4%
Discount Notes - 2.4%
5/17/01	5.24	100,000,000	99,770,000
5/24/01	5.15	115,000,000	114,626,394
4/25/02	4.25	25,000,000	23,982,833
			238,379,227
Student Loan Marketing Assoc - 0.4%
Discount Notes - 0.4%
6/29/01	5.70	40,000,000	39,636,167
TOTAL FEDERAL AGENCIES			754,875,821
Bank Notes - 4.4%

American Express Centurion Bank
5/1/01	4.68 (b)	50,000,000	50,000,000
5/7/01	5.04 (b)	15,000,000	15,000,000
5/23/01	4.49 (b)	55,000,000	55,000,000
Bank of America NA
5/4/01	5.42	50,000,000	50,000,000
Bank Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank of America NA - continued
8/20/01	4.28%	$ 100,000,000	$ 100,000,000
9/17/01	4.26	70,000,000	70,000,000
Bank One NA, Chicago
5/2/01	6.64	60,000,000	60,000,000
5/24/01	5.43	18,000,000	18,000,000
6/25/01	5.38	18,000,000	18,000,000
TOTAL BANK NOTES			436,000,000
Master Notes - 0.4%

Goldman Sachs Group, Inc.
5/9/01	5.03 (c)	40,000,000	40,000,000
Medium-Term Notes - 4.7%

Associates Corp. of North America
6/29/01	4.86 (b)	85,000,000	85,000,000
Bank of Scotland Treasury Services PLC
7/25/01	4.48 (b)	15,000,000	15,015,678
CIESCO LP
5/16/01	4.99 (b)	25,000,000	25,000,000
Citicorp
5/24/01	5.47 (b)	55,800,000	55,820,822
GE Life & Annuity Assurance Co.
5/1/01	5.18 (b)(c)	80,000,000	80,000,000
General Motors Acceptance Corp.
5/29/01	4.40 (b)	40,000,000	39,996,166
General Motors Acceptance Corp. Mortgage Credit
5/1/01	5.13 (b)	25,000,000	25,000,000
5/1/01	5.14 (b)	25,000,000	25,000,000
5/2/01	5.13 (b)	30,000,000	29,995,744
6/1/01	4.48	30,000,000	29,888,354
Merrill Lynch & Co., Inc.
5/21/01	5.08 (b)	30,000,000	30,000,000
Morgan Stanley Dean Witter & Co.
7/23/01	4.56 (b)	25,000,000	25,021,735
TOTAL MEDIUM-TERM NOTES			465,738,499
Short-Term Notes - 2.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jackson National Life Insurance Co.
7/1/01	5.03% (b)(c)	$ 25,000,000	$ 25,000,000
Monumental Life Insurance Co.
5/1/01	5.22 (b)(c)	18,000,000	18,000,000
5/1/01	5.25 (b)(c)	20,000,000	20,000,000
New York Life Insurance Co.
6/1/01	5.23 (b)(c)	17,000,000	17,000,000
7/1/01	4.88 (b)(c)	30,000,000	30,000,000
7/1/01	5.00 (b)(c)	23,000,000	23,000,000
RACERS Series 00 10MM,
5/22/01	4.54 (a)(b)	40,000,000	40,000,000
SMM Trust 2000 M
6/13/01	5.04 (b)(c)	60,000,000	60,000,000
Transamerica Occidental Life Insurance Co.
5/1/01	5.70 (b)(c)	40,000,000	40,000,000
TOTAL SHORT-TERM NOTES			273,000,000
Municipal Securities - 0.7%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 5.0563% 2/1/40, LOC Student Ln. Marketing Assoc.
2/1/02	5.06 (a)(b)	70,000,000	70,000,000
Repurchase Agreements - 2.8%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated 4/30/01 due 5/1/01 At 4.62%	$ 48,432,218	48,426,000
With:
Lehman Commercial Paper, Inc. At 4.79%, dated 4/30/01 due 5/1/01 (Commercial Paper Obligations) (principal amount $111,300,000) 0%, 5/1/01	106,014,104	106,000,000
Merrill Lynch Pierce Fenner & Smith At 4.77%, dated 4/30/01 due 5/1/01 (Commercial Paper Obligations) (principal amount $131,965,000) 0%, 5/7/01 - 6/4/01	129,017,093	129,000,000
TOTAL REPURCHASE AGREEMENTS		283,426,000
TOTAL INVESTMENT PORTFOLIO - 102.4%	10,238,930,325
NET OTHER ASSETS - (2.4)%	(242,932,428)
NET ASSETS - 100%	$ 9,995,997,897
Total Cost for Income Tax Purposes $ 10,238,930,325
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $110,000,000 or 1.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 5.18%, 5/1/01	3/30/01	$ 80,000,000
Goldman Sachs Group, Inc. 5.03%, 5/9/01	4/9/01	$ 40,000,000
Jackson National Life Insurance Co. 5.03%, 7/1/01	7/6/99	$ 25,000,000
Monumental Life Insurance Co.: 5.22%, 5/1/01	7/31/98 - 9/17/98	$ 18,000,000
5.25%, 5/1/01	3/12/99	$ 20,000,000
New York Life Insurance Co.: 4.88%, 7/1/01	4/18/01	$ 30,000,000
5.00%, 7/1/01	12/20/00	$ 23,000,000
5.23%, 6/1/01	8/28/00	$ 17,000,000
SMM Trust 2000 M 5.04%, 6/13/01	12/11/00	$ 60,000,000
Transamerica Occidental Life Insurance Co. 5.70%, 5/1/01	4/28/00	$ 40,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $353,000,000 or 3.5% of net assets.

Income Tax Information

At October 31, 2000, the fund had a capital loss carryforward of approximately $682,000 of which $48,000, $584,000, $48,000 and $2,000 will expire on October 31, 2001, 2002, 2003 and 2005, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $283,426,000) - See accompanying schedule		$ 10,238,930,325
Cash		11,412
Receivable for fund shares sold		150,747,519
Interest receivable		44,395,304
Other receivables		5,011
Total assets		10,434,089,571
Liabilities
Payable for investments purchased	$ 163,877,150
Payable for fund shares redeemed	263,897,581
Distributions payable	3,059,171
Accrued management fee	1,831,225
Distribution fees payable	3,187,683
Other payables and accrued expenses	2,238,864
Total liabilities		438,091,674
Net Assets		$ 9,995,997,897
Net Assets consist of:
Paid in capital		$ 9,996,310,522
Accumulated net realized gain (loss) on investments		(312,625)
Net Assets		$ 9,995,997,897
Daily Money Class: Net Asset Value, offering price and redemption price per share ($5,266,921,156 ÷ 5,267,074,724 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($4,729,076,741 ÷ 4,729,223,604 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 292,374,456
Expenses
Management fee	$ 12,014,782
Transfer agent fees	10,115,247
Distribution fees	17,759,846
Accounting fees and expenses	381,599
Non-interested trustees' compensation	10,740
Custodian fees and expenses	71,479
Registration fees	958,412
Audit	24,402
Legal	16,488
Miscellaneous	20,304
Total expenses before reductions	41,373,299
Expense reductions	(2,983,312)	38,389,987
Net investment income		253,984,469
Net Realized Gain (Loss) on Investments		369,175
Net increase in net assets resulting from operations		$ 254,353,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 253,984,469	$ 465,452,481
Net realized gain (loss)	369,175	53,032
Net increase (decrease) in net assets resulting from operations	254,353,644	465,505,513
Distributions to shareholders from net investment income	(253,984,469)	(465,452,481)
Share transactions - net increase (decrease)	1,328,605,837	1,406,643,491
Total increase (decrease) in net assets	1,328,975,012	1,406,696,523
Net Assets
Beginning of period	8,667,022,885	7,260,326,362
End of period	$ 9,995,997,897	$ 8,667,022,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.027	.056	.046	.050	.050	.012	.050
Less Distributions
From net investment income	(.027)	(.056)	(.046)	(.050)	(.050)	(.012)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.74%	5.79%	4.65%	5.15%	5.06%	1.22%	5.13%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 5,267	$ 4,775	$ 4,336	$ 3,397	$ 2,687	$ 2,663	$ 2,581
Ratio of expenses to average net assets	.70% A, D	.69% D	.65% D	.65% D	.65% D	.65% A, D	.65% D
Ratio of net investment income to average net assets	5.45% A	5.64%	4.57%	5.03%	4.95%	4.85% A	5.00%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E Three months ended October 31, 1996

F Year ended July 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.026	.054	.043	.048	.000131
Less Distributions
From net investment income	(.026)	(.054)	(.043)	(.048)	(.000131)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	2.61%	5.53%	4.39%	4.89%	.01%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,729	$ 3,892	$ 2,924	$ 2,256	$ 1,764
Ratio of expenses to average net assets	.95% A, D	.94% D	.90% D	.90% D	.90% A, D
Ratio of net investment income to average net assets	5.19% A	5.41%	4.30%	4.79%	4.78% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For October 31, 1997 (commencement of sale of Capital Reserves Class shares).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.7%
	Principal Amount	Value (Note 1)
Alabama - 2.6%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 4.29% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 4.35%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	2,200,000	2,200,000
Columbia Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series B, 4.4%, VRDN (a)	2,300,000	2,300,000
Jefferson County Swr. Rev. Participating VRDN Series PA 487R, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,600,000	3,600,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 4.35%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	1,400,000	1,400,000
		19,500,000
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,100,000	1,100,000
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 4.4%, VRDN (a)	3,200,000	3,200,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 4.29% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 4.35%, LOC Chase Bank of Texas NA, VRDN (a)	4,100,000	4,100,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.) Series 1995, 4.3%, LOC Chase Manhattan Bank, VRDN (a)	6,400,000	6,400,000
		18,695,000
California - 0.4%
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 4.2%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
Colorado - 0.9%
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 4.31% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 4.5%, VRDN (a)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District of Columbia - 1.9%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 152, 4.29% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(c)	$ 6,000,000	$ 6,000,000
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) Series 1999 B:
3.15% tender 10/19/01 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	4,000,000	4,000,000
3.15% tender 10/19/01 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	1,000,000	1,000,000
(American Assoc. Med. College Proj.) 4.55% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
		14,575,000
Florida - 10.9%
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 4.26% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Florida Board of Ed. Participating VRDN Series BS 01 131, 4.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,700,000	7,700,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series 010905, 4.34% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MSDW 00 233, 4.27% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	3,075,000	3,075,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series MSDW 00 226, 4.27% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	2,500,000	2,500,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 D, 3.5% tender 6/12/01, CP mode	1,500,000	1,500,000
Series 1992 B, 3.65% tender 6/11/01, CP mode	3,500,000	3,500,000
Series 1997 B:
3.45% tender 6/12/01, CP mode	2,400,000	2,400,000
3.65% tender 6/11/01, CP mode	800,000	800,000
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.) Series 1999 B, 4.3%, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 4.5%, VRDN (a)	6,200,000	6,200,000
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 4.125%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	2,000,000	2,000,000
Pinellas County School District TAN 4.65% 6/29/01	18,300,000	18,310,610
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds Series 1984 H3, 3.25%, tender 9/15/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) (a)	$ 11,000,000	$ 11,000,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.):
Series 1996 A, 3.2% tender 8/16/01, CP mode	1,000,000	1,000,000
Series B, 3.2% tender 7/24/01, LOC Suntrust Bank, CP mode	1,000,000	1,000,000
Sarasota Edl. Facilities Rev. (Ringling School of Art Proj.) Series 2000, 4.3%, LOC Suntrust Bank, VRDN (a)	2,370,000	2,370,000
Sunshine State Govt. Fing. Commission Rev. Series B, 3.2% 9/11/01 (FGIC Insured), CP	1,600,000	1,600,000
		82,065,610
Georgia - 4.1%
Atlanta Arpt. Rev. Participating VRDN Series SG 138, 4.26% (Liquidity Facility Societe Generale) (a)(c)	6,600,000	6,600,000
Brooks County Dev. Auth. Rev. (Presbyterian Home, Inc. Proj.) 4.3%, LOC Suntrust Bank, VRDN (a)	2,400,000	2,400,000
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 4.3%, LOC Suntrust Bank, VRDN (a)	5,515,000	5,515,000
Georgia Muni. Elec. Auth.:
Bonds (Gen. Resolution Projs.) Series 1985 A, 3.25% tender 9/12/01, LOC Morgan Guaranty Trust Co., NY, CP mode	1,000,000	1,000,000
Series A, 3.35% 8/9/01, LOC Bayerische Landesbank Girozentrale, LOC Wachovia Bank NA, CP	2,422,000	2,422,000
Henry County Dev. Auth. Rev. (Georgia-Pacific Corp. Proj.) 4.3%, LOC Suntrust Bank, VRDN (a)	1,000,000	1,000,000
Savannah Econ. Dev. Auth. Rev. (La Quinta Motor Inns, Inc. Proj.) Series 1991, 4.3%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 4.4% (AMBAC Insured), VRDN (a)	11,000,000	11,000,000
		31,037,000
Hawaii - 0.8%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1985, 6% tender 5/10/01, CP mode	6,200,000	6,200,000
Idaho - 0.2%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 4.3%, VRDN (a)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - 8.9%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 4.34% (Liquidity Facility Bank of America NA) (a)(c)	$ 3,400,000	$ 3,400,000
Chicago Gen. Oblig.:
Bonds:
Series 2001, 3.65%, tender 8/9/01, LOC Landesbank Hessen-Thuringen (a)	1,200,000	1,200,000
Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (a)	2,000,000	2,000,000
Participating VRDN Series 011303, 4.34% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 4.3%, LOC Northern Trust Co., LOC Bank One NA, VRDN (a)	1,900,000	1,900,000
Chicago Skyway Bridge Toll Participating VRDN Series 011304, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	6,500,000	6,500,000
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 4.3%, LOC Northern Trust Co., VRDN (a)	2,600,000	2,600,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,285,000	1,285,000
Cook County Gen. Oblig. Participating VRDN Series 011302, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	1,200,000	1,200,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series A, 4.4% (Bank of America NA Guaranteed), VRDN (a)	1,905,000	1,905,000
Illinois Gen. Oblig. Participating VRDN:
Series MSDW 98 143, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	1,500,000	1,500,000
Series ROC 00 10, 4.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev.:
Participating VRDN Series FRRI 00 N11, 4.1% (Liquidity Facility Bank of New York NA) (a)(c)	2,000,000	2,000,000
(Combined Central Health Care Corp. & Northwest Cmnty. Hosp. Proj.) Series 1985 C, 4.15%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	1,330,000	1,330,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 4.32% (MBIA Insured), VRDN (a)	19,695,000	19,695,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series 011306, 4.34% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Series SGB 10, 4.31% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series SGB 19, 4.31% (Liquidity Facility Societe Generale) (a)(c)	$ 1,000,000	$ 1,000,000
Lombard Ind. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.7%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
McCook Village Rev. (Saint Andrew Society Proj.) Series 1996 A, 4.3%, LOC Northern Trust Co., VRDN (a)	1,300,000	1,300,000
Schaumburg Ind. Dev. Rev. (La Quinta Motor Inns, Inc. Proj.) Series 1991, 4.3%, LOC Bank of America NA, VRDN (a)	1,320,000	1,320,000
		67,155,000
Indiana - 4.0%
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	8,300,000	8,339,616
Indiana Health Facilities Fing. Auth. Rev. (Cmnty. Village-Hartsfield Village Proj.) 4.3%, LOC Lasalle Bank NA, VRDN (a)	4,000,000	4,000,000
Petersburg Poll. Cont. Rev.:
Bonds (Indianapolis Pwr. & Lt. Co. Proj.) 5.3% tender 5/9/01, CP mode	1,600,000	1,600,000
(Indianapolis Pwr. & Lt. Co. Proj.) Series B, 5.45% (AMBAC Insured), VRDN (a)	5,400,000	5,400,000
Purdue Univ. Univ. Rev. Participating VRDN Series PA 760R, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,185,000	2,185,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 4.4%, LOC Bank One, Indiana NA, VRDN (a)	7,800,000	7,800,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.) Series 1985 L1, 3.2% tender 9/13/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
		30,324,616
Kansas - 0.8%
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 5.65%, VRDN (a)	2,500,000	2,500,000
Sedgwick County Unified School District #259 Bonds 5.5% 9/1/01	3,658,000	3,671,473
		6,171,473
Kentucky - 3.4%
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 4.29%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)	5,565,000	5,565,000
Jefferson County Ind. Bldg. Rev. (Franciscan Eldercare Svc. Proj.) 4.35%, LOC Lasalle Bank NA, VRDN (a)	7,565,000	7,565,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - continued
Kentucky Asset Liability Commission Gen. Fund Rev.:
Bonds Second Series 1999 A, 3.25% tender 7/16/01, LOC Dexia Cr. Local de France, CP mode	$ 2,500,000	$ 2,500,000
TRAN Series A, 5.25% 6/27/01	9,800,000	9,810,394
		25,440,394
Louisiana - 1.6%
Calcasieu Parish Ind. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 4.3%, VRDN (a)	4,450,000	4,450,000
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 4.35% (MBIA Insured), VRDN (a)	5,000,000	5,000,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1994 B, 4.45%, VRDN (a)	2,300,000	2,300,000
		11,750,000
Maryland - 0.3%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,225,000	2,225,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds (Consolidated Ln. Prog.) Series C, 6.75% 8/1/06 (Pre-Refunded to 8/1/01 @ 102) (b)	1,000,000	1,026,147
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 4.37% (Liquidity Facility Bank of America NA) (a)(c)	1,909,000	1,909,000
		2,935,147
Michigan - 0.8%
Michigan Gen. Oblig. Bonds 3.2% tender 10/3/01 (Liquidity Facility Michigan Gen. Oblig.), CP mode	1,800,000	1,800,000
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	2,300,000	2,307,115
Wayne-Westland Cmnty. Schools Participating VRDN Series MSDW 98 67, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	2,000,000	2,000,000
		6,107,115
Minnesota - 2.8%
Minneapolis & Saint Paul Metro. Arpts. Commission Rev. Participating VRDN Series Merlots 00 ZZ, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,840,000	1,840,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series ROC II 99 4, 4.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	$ 3,300,000	$ 3,300,000
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2000 G, 4.35%, tender 8/30/01 (a)	3,100,000	3,100,000
Participating VRDN Series PT 114, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,900,000	1,900,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 4.35% (Fannie Mae Guaranteed), VRDN (a)	1,700,000	1,700,000
Rockford Independent School District #883 Participating VRDN Series ROC 2 R30, 4.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	5,115,000	5,115,000
South Washington County Independant School District #833 Participating VRDN Series ROC II R34, 4.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,080,000	4,080,000
		21,035,000
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,100,000	1,100,000
Nebraska - 0.3%
Omaha Gen. Oblig. Participating VRDN Series 002701, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
Nevada - 0.7%
Clark County School District Participating VRDN Series MSDW 00 378, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	2,400,000	2,400,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 4.31% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
		4,900,000
New Mexico - 0.3%
New Mexico Hosp. Equip. Ln. Council Rev. (Pooled Ln. Prog.) Series 2000 A, 4.4%, VRDN (a)	1,900,000	1,900,000
New York - 0.4%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Merlots 99 G, 4.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	3,300,000	3,300,000
Non State Specific - 0.4%
Stephens Equity Trust I Participating VRDN Series 1996, 4.39%, LOC Bayerische Hypo-und Vereinsbank AG (a)(c)	2,782,035	2,782,035
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - 0.8%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MSDW 00 209, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	$ 5,995,000	$ 5,995,000
Ohio - 11.1%
Bedford Gen. Oblig. BAN 4.625% 12/20/01	1,400,000	1,402,778
Butler County School District BAN 4.8% 7/11/01	2,850,000	2,852,124
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 4.32% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.):
Series 2000 A, 4.4%, LOC Nat'l. City Bank, VRDN (a)	8,785,000	8,785,000
4.4%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	23,500,000	23,499,997
Forest Park Gen. Oblig. BAN 5.26% 10/11/01	1,750,000	1,756,058
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 4.29%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,965,000	6,965,000
Hilliard Gen. Oblig. BAN 4.95% 7/20/01	1,000,000	1,001,048
Indian Hill Exempt Village School District Hamilton County BAN 4.86% 6/28/01	1,700,000	1,701,697
Lakota Local School District BAN 3.67% 7/18/01	2,225,000	2,227,685
Lorain County Independent Living Facilities (Elyria United Methodist Village Proj.) 4.43%, LOC Bank One NA, VRDN (a)	4,100,000	4,100,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MSDW 98 116, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	3,520,000	3,520,000
(Pooled Fing. Prog.):
Series 1996, 4.4%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,560,000	1,560,000
Series 1997, 4.4%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,300,000	6,300,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev. Bonds (Cleveland Elec. Illumination Co. Proj.) Series 1988 A, 3.2% tender 9/12/01 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	6,000,000	6,000,000
Pickerington Local School District Construction & Impt. BAN 4.64% 8/21/01	2,500,000	2,502,604
Sidney City School District BAN 3.92% 8/7/01	3,000,000	3,004,155
Summit County Gen. Oblig. BAN 5.5% 5/31/01	1,200,000	1,200,660
		83,378,806
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 4.4% (CDC Fdg. Corp. Guaranteed), VRDN (a)	$ 3,100,000	$ 3,100,000
Oregon - 0.8%
Multnomah County School District #1J Portland TRAN 5% 6/29/01	3,000,000	3,002,786
Portland Swr. Sys. Rev. Participating VRDN Series MSDW 00 386, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	2,800,000	2,800,000
		5,802,786
Pennsylvania - 2.2%
Allegheny County Ind. Dev. Auth. Rev. (Duquesne Lt. Co. Proj.) Series 1999 A, 4.35% (AMBAC Insured), VRDN (a)	2,600,000	2,600,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series 953503, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
Berks County Indl. Dev. Auth. Rev. (Construction Fasteners Proj.) Series 1996 A, 4.5%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	415,000	415,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 4.32% (Liquidity Facility Societe Generale) (a)(c)	1,330,000	1,330,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC 00 3, 4.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (Muhlenberg College Proj.) Series 1999 D5, 3.75%, tender 5/1/02, LOC PNC Bank NA (a)	2,000,000	2,000,000
Upper Darby School District TRAN 5% 6/29/01	2,230,000	2,230,722
		16,275,722
South Carolina - 2.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MSDW 00 212, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	7,495,000	7,495,000
South Carolina Edl. Facilities Auth. (Claflin College Proj.) Series 1997, 4.39%, LOC Bank of America NA, VRDN (a)	4,645,000	4,645,000
South Carolina Jobs Econ. Dev. Auth. Healthcare Facilities Rev. (The Methodist Home Proj.) Series 1994, 4.3%, LOC Bank of America NA, VRDN (a)	4,750,000	4,750,000
		16,890,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Bonds (Homeownership Mtg. Prog.) Series 2000 J, 4.375% 11/8/01	$ 4,000,000	$ 4,000,000
Tennessee - 2.4%
Jackson Elec. Sys. Rev. Series 2000, 4.3%, LOC Suntrust Bank, VRDN (a)	5,600,000	5,600,000
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 4.31% (Liquidity Facility Societe Generale) (a)(c)	1,200,000	1,200,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. (Adventist Health Sys. Proj.) Series A, 4.3%, LOC Suntrust Bank, VRDN (a)	5,715,000	5,715,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (b)	1,200,000	1,245,028
Sevier County Pub. Bldg. Auth.:
Series IV C3, 4.5% (FSA Insured), VRDN (a)	3,600,000	3,600,000
Series IV C4, 4.5% (FSA Insured), VRDN (a)	500,000	500,000
		17,860,028
Texas - 12.7%
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.65%, LOC Household Fin. Corp., VRDN (a)	1,000,000	1,000,000
Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.45% tender 8/24/01, CP mode	1,500,000	1,500,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 4.35%, LOC Chase Bank of Texas NA, VRDN (a)	1,900,000	1,900,000
Dallas Gen. Oblig. Participating VRDN Series 1998 93, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	1,200,000	1,200,000
Dallas Wtrwks. & Swr. Sys. Rev. Bonds 4.25% 10/1/01	2,000,000	2,003,218
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 4.32% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
El Paso Wtr. & Swr. Rev. Series A, 3.15% 8/8/01, CP	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 4.35%, LOC Chase Bank of Texas NA, VRDN (a)	3,600,000	3,600,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 4.35% (FSA Insured), VRDN (a)	1,500,000	1,500,000
Harris County Ind. Dev. Corp. Ind. Dev. Rev. (Johann Haltermann Proj.) Series 1996 A, 4.35%, LOC Chase Manhattan Bank, VRDN (a)	1,135,000	1,135,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN Series 004307, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 9,000,000	$ 9,000,000
Houston Higher Ed. Participating VRDN Series SG 127, 4.26% (Liquidity Facility Societe Generale) (a)(c)	3,900,000	3,900,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 00 A32, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	3,250,000	3,250,000
Lewisville Independent School District Participating VRDN Series SGA 134, 4.32% (Liquidity Facility Societe Generale) (a)(c)	1,290,000	1,290,000
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,200,000	4,200,000
Pearland Independent School District Participating VRDN Series SG 106, 4.26% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 4.32% (Liquidity Facility Societe Generale) (a)(c)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 4.32% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
Rockwall Independent School District Participating VRDN Series BS 01 123, 4.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	3,000,000	3,000,000
San Antonio Arpt. Sys. Participating VRDN Series 96C4305, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev. Participating VRDN:
Series SG 104, 4.26% (Liquidity Facility Societe Generale) (a)(c)	1,100,000	1,100,000
Series SG 105, 4.26% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,000,000	1,000,000
Socorro Independant School District Participating VRDN Series 004306, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Texarkana Ind. Dev. Corp. Ind. Dev. Rev. (La Quinta Motor Inns, Inc. Proj.) Series 1991, 4.3%, LOC Bank of America NA, VRDN (a)	1,540,000	1,540,000
Texas A&M Univ. Bonds (Permanent Univ. Fund Prog.) 3.25% tender 8/15/01, CP mode	3,000,000	3,000,000
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (b)	2,900,000	3,017,296
TRAN 5.25% 8/31/01	12,100,000	12,140,830
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 4.45% (Liquidity Facility Societe Generale) (a)(c)	$ 5,000,000	$ 5,000,000
Univ. of Texas Univ. Rev. Participating VRDN Series MSDW 98 97, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	2,440,000	2,440,000
		95,506,344
Utah - 2.5%
Intermountain Pwr. Agcy. Participating VRDN Series 96C4402 Class A, 4.31% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 1997 B, 5.5% 7/1/01 (MBIA Insured)	5,055,000	5,064,277
Series 1998 B4, 3.2% 9/11/01, CP	1,400,000	1,400,000
Series 1998 B5, 3.2% 10/18/01, CP	4,000,000	4,000,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 4.33%, LOC Bank One, Arizona NA, VRDN (a)	4,130,000	4,130,000
		18,594,277
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds (Middlebury College Proj.) 3.15%, tender 5/1/02 (a)	3,800,000	3,800,000
Virginia - 4.3%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
3.2% tender 10/12/01, CP mode	4,300,000	4,300,000
3.25% tender 9/11/01, CP mode	2,100,000	2,100,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 3.2% tender 10/12/01, CP mode	2,000,000	2,000,000
Series 1987 B, 4.25% tender 6/20/01, CP mode	2,000,000	2,000,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 4.1% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 3.65% tender 7/20/01, CP mode	4,000,000	4,000,000
Newport News Gen. Oblig. BAN 3.75% 10/1/01	1,200,000	1,201,482
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.25% tender 10/12/01, CP mode	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Richmond Gen. Oblig. RAN 5% 6/15/01	$ 4,000,000	$ 4,003,133
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 3.25% tender 9/11/01, CP mode	9,100,000	9,100,000
		32,404,615
Washington - 5.2%
Central Puget Sound Participating VRDN Series BS 00 101, 4.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	9,795,000	9,795,000
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	1,400,000	1,409,401
King County Gen. Oblig. Participating VRDN Series PA 740R, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,545,000	8,545,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 5.2%, LOC ABN-AMRO Bank NV, VRDN (a)	1,800,000	1,800,000
Port of Seattle Rev. Series A, 3.2% 10/12/01, LOC Bank of America NA, CP	3,000,000	3,000,000
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 4.26% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 4.32% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 4.32% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 4.31% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 4.31% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
		38,804,401
West Virginia - 0.8%
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 4.38%, VRDN (a)	6,100,000	6,100,000
Wisconsin - 4.2%
Milwaukee Metro. Swr. District Bonds Series A, 6.7% 10/1/01 (Escrowed to Maturity) (b)	5,000,000	5,072,620
Wauwatosa Hsg. Auth. Rev. (San Camillo, Inc. Proj.) Series 1995 B, 4.34%, LOC Firstar Bank NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MSDW 00 291, 4.31% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	$ 1,827,500	$ 1,827,500
Series PT 1231, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,000,000	15,000,000
Series 1997 B, 3.2% 8/13/01, CP	2,536,000	2,536,000
Series 2000 C, 3.3% 8/8/01, CP	1,800,000	1,800,000
Wisconsin Trans. Rev. Series 1997 A, 3.2% 9/12/01, CP	4,000,000	4,000,000
		31,236,120
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 4.37% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(c)	1,600,000	1,600,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 112, 4.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	160,000	160,000
		1,760,000
TOTAL INVESTMENT PORTFOLIO - 100.7%	757,706,489
NET OTHER ASSETS - (0.7)%	(5,104,968)
NET ASSETS - 100%	$ 752,601,521
Total Cost for Income Tax Purposes $ 757,706,489
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

At October 31, 2000, the fund had a capital loss carryforward of approximately $153,000 of which $1,000, $64,000, $3,000, $28,000 and $57,000 will expire on October 31, 2003, 2004, 2006, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 757,706,489
Cash		61,066
Receivable for fund shares sold		9,356,210
Interest receivable		6,997,962
Other receivables		11,181
Total assets		774,132,908
Liabilities
Payable for investments purchased	$ 5,800,000
Payable for fund shares redeemed	15,071,133
Distributions payable	143,231
Accrued management fee	126,599
Distribution fees payable	219,263
Other payables and accrued expenses	171,161
Total liabilities		21,531,387
Net Assets		$ 752,601,521
Net Assets consist of:
Paid in capital		$ 752,737,564
Accumulated undistributed net realized gain (loss) on investments		(136,043)
Net Assets		$ 752,601,521
Daily Money Class: Net Asset Value, offering price and redemption price per share ($507,153,967 ÷ 507,245,271 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($245,447,554 ÷ 245,491,743 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 14,478,556
Expenses
Management fee	$ 950,845
Transfer agent fees	783,174
Distribution fees	1,269,009
Accounting fees and expenses	60,952
Non-interested trustees' compensation	1,394
Custodian fees and expenses	7,532
Registration fees	216,754
Audit	10,547
Legal	1,626
Miscellaneous	1,685
Total expenses before reductions	3,303,518
Expense reductions	(476,723)	2,826,795
Net investment income		11,651,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		16,901
Net increase (decrease) in net assets resulting from operations		$ 11,668,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 11,651,761	$ 23,420,386
Net realized gain (loss)	16,901	(57,392)
Increase (decrease) in net unrealized gain from accretion of discount	-	(30)
Net increase (decrease) in net assets resulting from operations	11,668,662	23,362,964
Distributions to shareholders from net investment income	(11,651,761)	(23,420,386)
Share transactions - net increase (decrease)	64,826,890	14,704,017
Total increase (decrease) in net assets	64,843,791	14,646,595
Net Assets
Beginning of period	687,757,730	673,111,135
End of period	$ 752,601,521	$ 687,757,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.016	.034	.026	.030	.031	.030
Less Distributions
From net investment income	(.016)	(.034)	(.026)	(.030)	(.031)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.58%	3.47%	2.65%	3.03%	3.10%	3.02%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 507	$ 467	$ 503	$ 519	$ 469	$ 500
Ratio of expenses to average net assets	.70% A, D	.69% D	.65% D	.65% D	.65% D	.65% D
Ratio of expenses to average net assets after expense reductions	.68% A, E	.69%	.65%	.65%	.65%	.65%
Ratio of net investment income to average net assets	3.17% A	3.41%	2.61%	2.99%	3.06%	2.98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.014	.032	.024	.027	.000078
Less Distributions
From net investment income	(.014)	(.032)	(.024)	(.027)	(.000078)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	1.46%	3.21%	2.40%	2.78%	.01%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 245	$ 221	$ 170	$ 186	$ 177
Ratio of expenses to average net assets	.95% A, D	.94% D	.90% D	.90% D	.90% A, D
Ratio of expenses to average net assets after expense reductions	.93% A, E	.94%	.90%	.90%	.90% A
Ratio of net investment income to average net assets	2.91% A	3.16%	2.37%	2.73%	2.81% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For October 31, 1997 (commencement of sale of Capital Reserves Class shares).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.

Prime and Tax-Exempt each offer two classes of shares, Daily Money Class and Capital Reserves Class, whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class, and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Joint Trading Account.

At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated March 13, 2001 due June 11, 2001	4.83%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$150,000,000
Aggregate maturity amount of agreements	$151,811,250
Aggregate market value of transferred assets	$153,356,044
Coupon rates of transferred assets	6.88%
Maturity dates of transferred assets	5/15/06
Dated March 14, 2001 due June 11, 2001	4.83%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$202,388,167
Aggregate market value of transferred assets	$205,291,802
Coupon rates of transferred assets	5.88% to 6.75%
Maturity dates of transferred assets	11/15/04 to 5/15/05
Dated March 22, 2001 due May 21, 2001	4.72%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,966,667
Aggregate market value of transferred assets	$256,935,096
Coupon rates of transferred assets	5.75% to 7.63%
Maturity dates of transferred assets	10/31/01 to 11/15/22

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated March 26, 2001 due May 22, 2001	4.70%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$251,860,417
Aggregate market value of transferred assets	$255,664,732
Coupon rates of transferred assets	0% to 11%
Maturity dates of transferred assets	5/1/01 to 2/1/37
Dated March 27, 2001 due June 25, 2001	4.58%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000,000
Aggregate maturity amount of agreements	$303,435,000
Aggregate market value of transferred assets	$307,328,294
Coupon rates of transferred assets	4% to 5.63%
Maturity dates of transferred assets	4/30/03 to 5/15/08
Dated March 30, 2001 due May 30, 2001	4.71%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$300,000,000
Aggregate maturity amount of agreements	$302,394,250
Aggregate market value of transferred assets	$307,243,503
Coupon rates of transferred assets	4.75% to 13.88%
Maturity dates of transferred assets	10/31/02 to 5/15/30
Dated April 5, 2001 due June 5, 2001	4.66%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$201,579,222
Aggregate market value of transferred assets	$204,662,264
Coupon rates of transferred assets	4% to 11.88%
Maturity dates of transferred assets	4/30/03 to 8/15/10
Dated April 17, 2001 due May 15, 2001	4.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$501,862,778
Aggregate market value of transferred assets	$510,000,011
Coupon rates of transferred assets	4.75% to 11.88%
Maturity dates of transferred assets	7/31/02 to 11/15/08

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated April 30, 2001 due May 1, 2001	4.52%
Number of dealers or banks	13
Maximum amount with one dealer or bank	21.3%
Aggregate principal amount of agreements	$6,769,800,000
Aggregate maturity amount of agreements	$6,770,649,147
Aggregate market value of transferred assets	$6,920,892,545
Coupon rates of transferred assets	0% to 14.25%
Maturity dates of transferred assets	5/3/01 to 2/15/31
Dated April 30, 2001 due May 1, 2001	4.52%
Number of dealers or banks	5
Maximum amount with one dealer or bank	59.0%
Aggregate principal amount of agreements	$854,834,000
Aggregate maturity amount of agreements	$854,941,426
Aggregate market value of transferred assets	$873,009,503
Coupon rates of transferred assets	0% to 15.75%
Maturity dates of transferred assets	5/15/01 to 2/15/31

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.25% of the fund's average net assets.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Daily Money Class	.25%
Capital Reserves Class	.50%
Advisor B Class	1.00%*
Advisor C Class	1.00%*

* .75% represents a distribution fee and .25% represents a shareholder service fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Treasury - Daily Money Class	$ 1,671,626	$ 42,450
Treasury - Capital Reserves Class	2,813,049	29,647
Treasury - Advisor B Class	706,574	529,931
Treasury - Advisor C Class	411,995	181,539
	$ 5,603,244	$ 783,567
Prime - Daily Money Class	$ 6,342,966	$ 117,354
Prime - Capital Reserves Class	11,416,880	71,403
	$ 17,759,846	$ 188,757
Tax-Exempt - Daily Money Class	$ 638,660	$ 24,590
Tax-Exempt - Capital Reserves Class	630,349	2,704
	$ 1,269,009	$ 27,294

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Treasury - Advisor B Class and 1% for Treasury - Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period, FDC received contingent deferred sales charges of $685,872 and $146,457 for Treasury - Advisor B Class and Treasury - Advisor C Class, respectively.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Transfer Agent	Amount	% of Average Net Assets
Treasury - Daily Money Class	FIIOC	$ 1,409,468	.21*
Treasury - Capital Reserves Class	FIIOC	1,183,455	.21*
Treasury - Advisor B Class	FIIOC	152,728	.22*
Treasury - Advisor C Class	FIIOC	88,355	.22*
		$ 2,834,006
Prime - Daily Money Class	FIIOC	$ 5,356,431	.21*
Prime - Capital Reserves Class	FIIOC	4,758,816	.21*
		$ 10,115,247
Tax-Exempt - Daily Money Class	Citibank	$ 524,441	.21*
Tax-Exempt - Capital Reserves Class	Citibank	258,733	.21*
		$ 783,174

*Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Treasury, Prime and Tax-Exempt pays premiums to FIDFUNDS on a calendar year basis, all of which are reimbursed by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations
Treasury - Daily Money Class	0.70%	$ 701,042
Treasury - Capital Reserves Class	0.95%	634,666
Treasury - Advisor B Class	1.45%	90,112
Treasury - Advisor C Class	1.45%	45,701
		$ 1,471,521
Prime - Daily Money Class	0.70%	$ 1,518,566
Prime - Capital Reserves Class	0.95%	1,461,405
		$ 2,979,971
Tax-Exempt - Daily Money Class	0.70%	$ 256,032
Tax-Exempt - Capital Reserves Class	0.95%	136,754
		$ 392,786

In addition, through arrangements with each fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $627 and $3,341 under these arrangements for Treasury and Prime, respectively. During the period, Tax-Exempt's custodian and accounting fees were reduced by $5,686 and $46,548, respectively. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Treasury - Advisor B Class	$ 1,236
Tax-Exempt - Daily Money Class	19,782
Tax-Exempt - Capital Reserves Class	11,921

6. Beneficial Interest.

At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of Treasury, totaling 35%.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Six months ended April 30, 2001	Year ended October 31, 2000
Treasury - Daily Money Class	$ 34,425,132	$ 69,735,328
Treasury - Capital Reserves Class	27,612,872	52,366,790
Treasury - Advisor B Class	3,075,954	5,585,872
Treasury - Advisor C Class	1,803,672	2,912,637
Total	$ 66,917,630	$ 130,600,627
Prime - Daily Money Class	$ 136,652,112	$ 260,254,021
Prime - Capital Reserves Class	117,332,357	205,198,460
Total	$ 253,984,469	$ 465,452,481
Tax-Exempt - Daily Money Class	$ 8,020,554	$ 16,953,102
Tax-Exempt - Capital Reserves Class	3,631,207	6,467,284
Total	$ 11,651,761	$ 23,420,386

8. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
Treasury - Daily Money Class Shares sold	3,074,143,032	6,428,567,910
Reinvestment of distributions from net investment income	30,723,120	62,645,735
Shares redeemed	(3,007,609,819)	(6,577,018,502)
Net increase (decrease)	97,256,333	(85,804,857)
Treasury - Capital Reserves Class Shares sold	2,483,492,268	4,714,677,731
Reinvestment of distributions from net investment income	7,467,010	13,691,980
Shares redeemed	(2,495,798,764)	(4,502,561,890)
Net increase (decrease)	(4,839,486)	225,807,821
Treasury - Advisor B Class Shares sold	176,083,793	279,062,132
Reinvestment of distributions from net investment income	2,732,305	4,963,608
Shares redeemed	(113,809,039)	(323,540,555)
Net increase (decrease)	65,007,059	(39,514,815)
Treasury - Advisor C Class Shares sold	143,670,243	270,157,791
Reinvestment of distributions from net investment income	1,593,126	2,485,761
Shares redeemed	(125,669,905)	(266,107,892)
Net increase (decrease)	19,593,464	6,535,660

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Six months ended April 30, 2001	Year ended October 31, 2000
Prime - Daily Money Class Shares sold	10,470,928,888	23,566,708,288
Reinvestment of distributions from net investment income	129,036,690	240,595,522
Shares redeemed	(10,107,786,144)	(23,368,351,220)
Net increase (decrease)	492,179,434	438,952,590
Prime - Capital Reserves Class Shares sold	17,310,383,301	43,574,862,116
Reinvestment of distributions from net investment income	106,363,053	185,394,254
Shares redeemed	(16,580,319,951)	(42,792,565,469)
Net increase (decrease)	836,426,403	967,690,901
Tax-Exempt - Daily Money Class Shares sold	988,083,848	2,061,950,798
Reinvestment of distributions from net investment income	7,267,114	14,755,396
Shares redeemed	(954,832,837)	(2,113,123,326)
Net increase (decrease)	40,518,125	(36,417,132)
Tax-Exempt - Capital Reserves Class Shares sold	491,803,592	1,041,721,032
Reinvestment of distributions from net investment income	3,518,992	6,284,630
Shares redeemed	(471,013,819)	(996,884,513)
Net increase (decrease)	24,308,765	51,121,149

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Robert A. Litterst, Vice President

Norman U. Lind, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0601 136081
1.703547.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com